FHLB Advances And Other Debt (Assets Pledged As Collateral With FRB) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral with the FRB	$ 116,050	$ 105,910
Commercial Real Estate [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral with the FRB	38,317	29,578
Real Estate Commercial [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral with the FRB	$ 77,733	$ 76,332